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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                 PERFORMANCE FUNDS TRUST
                                 3435 STELZER RD.
                                 COLUMBUS, OHIO 43219

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

                                 SEE ATTACHED SCHEDULE A



 ______________________________________________________________________________
 3. Investment Company Act File Number:       811-6803

    Securities Act File Number:               33-46488
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                 MAY 31, 1997

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 NONE

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 NONE


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                 $1,065,331,266 Price
                                    889,170,107 Shares

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                 $1,065,331,266 Price
                                    889,170,107 Shares

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                             $17,672,808 Price
                                               3,597,301 Shares
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $1,065,331,266

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                       $17,672,808

   (iii) Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable):              $941,978,244

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):                    0

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):                           $141,025,830

    (vi) Multiplier prescribed by Section 8(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see instruction C.8):                          1/3300

   (vii) Fee due (line (i) or line (v) multiplied by
         line (vi)):                                            $42,735.10

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ M. Sakala
                            ----------------------------------------------
                            Michael Sakala, Vice President & Treasurer

  Date July 28, 1997

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________


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                         PERFORMANCE FUNDS - SCHEDULE A


                         MONEY MARKET FUND
                               INSTITUTIONAL CLASS
                               CONSUMER SERVICE CLASS


                         SHORT TERM GOVERNMENT INCOME FUND
                               INSTITUTIONAL CLASS
                               CONSUMER SERVICE CLASS


                         INTERMEDIATE TERM GOVERNMENT INCOME FUND
                               INSTITUTIONAL CLASS
                               CONSUMER SERVICE CLASS


                         EQUITY FUND
                               INSTITUTIONAL CLASS
                               CONSUMER SERVICE CLASS


                         MID CAP GROWTH FUND
                               INSTITUTIONAL CLASS
                               CONSUMER SERVICE CLASS

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                                  [LETTERHEAD]


                                                       July 25, 1997


Performance Funds Trust
3435 Stelzer Road
Columbus, Ohio   43219

Dear Sirs:

               We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice") with respect to the Registration Statement on Form N-1A relating to the shares of beneficial interest, par value $.001 per share, of Performance Funds Trust, a Delaware business trust (the "Trust"). The Post-Effective Amendment registered an indefinite number of shares of beneficial interest of the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Trust sold during the Trust's fiscal year ended May 31, 1997 that were so registered under the Post-Effective Amendment.

               We have examined and relied upon copies of the Post-Effective Amendment and the Rule 24f-2 Notice and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

               Based on the foregoing, we are of the opinion that the shares of beneficial interest of the Trust, the registration of which the Rule 24f-2 Notice makes definite in number, were duly authorized, legally issued, fully paid and nonassessable.

               We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the


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Performance Funds Trust
July 25, 1997
Page 2



category of persons whose consent is required under section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

                                             Very truly yours,


                                             /s/ Baker & McKenzie